UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS

FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity:  333-209768-07

Central Index Key Number of Issuing Entity: 0001771458

Nissan Auto LEASE TRUST 2019-A

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor:  333-209768

Central Index Key Number of Depositor: 0001244832

Nissan Auto leasing llc II

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001540639

Nissan Motor Acceptance Company llc

(Exact Name of Sponsor as Specified in its Charter)

Timothy Hauck, (615) 571-9101

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

NISSAN AUTO LEASING LLC II
(Depositor)

Date: September 16, 2021	By:	/s/ Douglas E. Gwin, Jr.
	Name:	Douglas E. Gwin, Jr.
	Title:	Assistant Treasurer